Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash and cash equivalents	$ 5,583	$ 13,184
Total cash and cash equivalents	5,583	$ 13,184	$ 32,166	$ 5,834
Cash held in escrow account	$ 1,400